Contingent Liabilities and Commitments - Letters of Credit from Financial Institutions and Respective Credit Limits (Detail) - Dec. 31, 2021 ₩ in Millions, $ in Millions	USD ($)	KRW (₩)
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	$ 1,800	₩ 2,133,900
KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	250	296,375
Sumitomo Mitsui Banking Corporation [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	50	59,275
Industrial Bank of Korea [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	100	118,550
Industrial And Commerical Bank Of China [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	200	237,100
Shinhan bank [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	400	474,200
KB Kookmin Bank [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	100	118,550
MUFG Bank [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	100	118,550
Export Import Bank Of Korea [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	200	237,100
Standard Chartered Bank [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	$ 400	₩ 474,200